Intangible Assets - Estimated Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
2014	$ 184
2015	148
2016	119
2017	98
2018	$ 78